UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011
                                                -------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Aegis Financial Corporation
           --------------------------------------------------
Address:   1100 North Glebe Road, Suite 1040
           --------------------------------------------------
           Arlington, Virginia  22201
           --------------------------------------------------

Form 13F File Number:  28-10411
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Scott L. Barbee
           -------------------------------------------------------
Title:     President
           -------------------------------------------------------
Phone:     (703) 528-7788
           -------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Scott L. Barbee          Arlington, Virginia        August 11, 2011
----------------------     -----------------------     -----------------
[Signature]                     [City, State]                [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                               -------------

Form 13F Information Table Entry Total:              77
                                               -------------

Form 13F Information Table Value Total:           $223,030
                                               -------------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

AEGIS FINANCIAL CORPORATION
FORM 13F INFORMATION TABLE 03-31-2011:





                                                                          SHS OR
                                 TITLE OF                     VALUE        PRN     SH/  PUT/  INVSTMNT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                   CLASS            CUSIP      (X$1000)      AMT     PRN  CALL   DSCRTN   MGRS     SOLE    SHARED NONE
------------------------------   --------         ---------  --------   ---------  ---  ----  --------  -----  --------- ------ ----
Adams Resources and Energy Inc.  COM                  006351308    $ 588    23,195   SH       SOLE      NONE      23,195
Air Castle Ltd.                  COM                  g0129k104 $ 10,028   788,333   SH       SOLE      NONE     788,333
Alliance One International Inc.  COM                  018772103 $ 12,310 3,811,228   SH       SOLE      NONE   3,811,228
Alliance One International
 Inc.5.500% Due 07-15-14         NOTE 5.500% 07-15-14 018772AQ6    $ 956 1,000,000  PRN       SOLE      NONE   1,000,000
Allied Defense Group, Inc.       COM                  019118108  $ 1,168   333,601   SH       SOLE      NONE     333,601
American Pacific Corp.           COM                  028740108  $ 5,639   703,102   SH       SOLE      NONE     703,102
American Safety Insurance        ORD                  G02995101  $ 8,729   456,066   SH       SOLE      NONE     456,066
Argo Group International
 Holdings Ltd.                   COM                  G0464B107    $ 297     9,977   SH       SOLE      NONE       9,977
Aspen Insurance Holdings -
 Preferred Stock                 PFD PRP INC EQ       g05384113  $ 1,072    20,694   SH       SOLE      NONE      20,694
Aspen Insurance Holdings Ltd.    SHS                  G05384105  $ 7,392   287,300   SH       SOLE      NONE     287,300
ATP Oil&Gas                      COM                  00208J108  $ 5,394   352,342   SH       SOLE      NONE     352,342
Audiovox Corporation Class A     CL A                 050757103  $ 1,439   190,388   SH       SOLE      NONE     190,388
Baltic Trading Limited           COM                  Y0553W103    $ 819   143,191   SH       SOLE      NONE     143,191
Bassett Furniture Industries     COM                  070203104  $ 9,608 1,219,243   SH       SOLE      NONE   1,219,243
Beazer Homes USA                 COM                  07556Q105    $ 123    36,160   SH       SOLE      NONE      36,160
BKF Capital Group                SHS BEN INT          05548G102    $ 536   422,384   SH       SOLE      NONE     422,384
Bofi Holdings Inc.               COM                  05566U108  $ 6,168   428,004   SH       SOLE      NONE     428,004
Books-A-Million Inc.             COM                  098570104  $ 1,781   513,141   SH       SOLE      NONE     513,141
Bowl America Inc. - Class A      CL A                 102565108    $ 242    18,624   SH       SOLE      NONE      18,624
Brandywine Realty Trust          SH BEN INT  NEW      105368203    $ 823    71,000   SH       SOLE      NONE      71,000
BRT Realty Trust                 SH BEN INT  NEW      055645303  $ 4,174   661,498   SH       SOLE      NONE     661,498
California First National Bank
 Corp.                           COM                  130222102  $ 7,005   457,255   SH       SOLE      NONE     457,255
Century Casinos Inc.             COM                  156492100  $ 3,107 1,117,754   SH       SOLE      NONE   1,117,754
CommonWealth REIT                COM SH BEN INT       203233101  $ 1,355    52,444   SH       SOLE      NONE      52,444
Core-Mark Hldgs                  COM                  218681104  $ 4,802   134,516   SH       SOLE      NONE     134,516
CVR Energy Inc.                  COM                  12662P108  $ 3,449   140,081   SH       SOLE      NONE     140,081
Delta Apparel Inc.               COM                  247368103  $ 9,806   576,842   SH       SOLE      NONE     576,842
Duckwall-ALCO                    COM                  264142100  $ 3,569   336,741   SH       SOLE      NONE     336,741
Endeavour International          COM                  29259G200  $ 1,080    71,654   SH       SOLE      NONE      71,654
Energy Partners Ltd.             COM NEW              29270U303  $ 5,882   397,147   SH       SOLE      NONE     397,147
Ensco Plc.                       SPONSORED ADR        29358Q109  $ 3,369    63,204   SH       SOLE      NONE      63,204
First Federal Northern Michigan
 Bancorp.                        COM                  32021X105    $ 134    35,640   SH       SOLE      NONE      35,640
Fisher Communications Inc.       COM                  337756209  $ 1,767    59,268   SH       SOLE      NONE      59,268
Frequency Electronics, Inc.      COM                  358010106  $ 2,553   268,781   SH       SOLE      NONE     268,781
Frisch's Restaurants, Inc.       COM                  358748101    $ 524    22,294   SH       SOLE      NONE      22,294
Genon Energy Inc.                COM                  37244e107  $ 4,358 1,129,068   SH       SOLE      NONE   1,129,068
Globus Maritime                  COM                  Y27265209    $ 969   121,400   SH       SOLE      NONE     121,400
GulfMark Offshore, Inc.          CL A NEW             402629208  $ 4,609   104,306   SH       SOLE      NONE     104,306
Hardinge Inc.                    COM                  412324303  $ 3,865   354,220   SH       SOLE      NONE     354,220
Homeowners Choice, Inc.          COM                  43741E103    $ 817   122,714   SH       SOLE      NONE     122,714
Hornbeck Offshore Service        COM                  440543106  $ 5,881   213,858   SH       SOLE      NONE     213,858
Horsehead Holdings               COM                  440694305  $ 1,942   145,787   SH       SOLE      NONE     145,787
Imperial Sugar                   COM NEW              453096208  $ 5,356   267,809   SH       SOLE      NONE     267,809
Ingram Micro Inc.                CL A                 457153104  $ 6,505   358,600   SH       SOLE      NONE     358,600
Integrated Electrical Services,
 Inc.                            COM                  45811E301    $ 472   150,405   SH       SOLE      NONE     150,405
J. Alexanders Corp.              COM                  466096104    $ 802   122,310   SH       SOLE      NONE     122,310
LTX-Credence Corporation         COM NEW              502403207    $ 403    45,130   SH       SOLE      NONE      45,130
Lubys. Inc.                      COM                  549282101  $ 1,796   325,403   SH       SOLE      NONE     325,403
Magnum Hunter Resources          COM                  55973b102    $ 303    44,800   SH       SOLE      NONE      44,800
Marlin Business Service          COM                  571157106  $ 1,759   139,081   SH       SOLE      NONE     139,081
Maxim Power Corp.                COM                  57773Y209  $ 1,618   538,100   SH       SOLE      NONE     538,100
Medallion Financial Corp.        COM                  583928106  $ 1,371   140,570   SH       SOLE      NONE     140,570
Mitcham Industies, Inc.          COM                  606501104  $ 1,886   109,033   SH       SOLE      NONE     109,033
Mod-Pac Corp.                    COM                  607495108  $ 1,097   185,627   SH       SOLE      NONE     185,627
Noble Corp.                      NAMEN-AKT            H5833N103    $ 934    23,696   SH       SOLE      NONE      23,696
OBA Financial Service            COM                  67424G101    $ 807    54,500   SH       SOLE      NONE      54,500
Patriot Coal Corporation         COM                  70336t104  $ 3,773   169,500   SH       SOLE      NONE     169,500
Penn Millers Holding             COM                  707561106  $ 5,570   329,610   SH       SOLE      NONE     329,610
Penson worldwide                 COM                  709600100    $ 379   106,100   SH       SOLE      NONE     106,100
PMC Commercial Trust             SH BEN INT           693434102    $ 790    95,814   SH       SOLE      NONE      95,814
Questerre Energy Corp.           COM                  74836K100  $ 1,704 1,888,900   SH       SOLE      NONE   1,888,900
Republic Airways Holdings        COM                  760276105  $ 1,493   273,400   SH       SOLE      NONE     273,400
Retail Holdings NV               COM                  N74108106  $ 1,499    81,708   SH       SOLE      NONE      81,708
Sanmina-Sci Corp                 COM NEW              800907206  $ 5,117   495,340   SH       SOLE      NONE     495,340
Sparton Corporation              COM                  847235108  $ 1,131   110,674   SH       SOLE      NONE     110,674
SWS Group Inc.                   COM                  78503N107  $ 2,298   383,613   SH       SOLE      NONE     383,613
Sypris Solutions Inc.            COM                  871655106  $ 2,349   570,208   SH       SOLE      NONE     570,208
Tandy Brands Accessories Inc.    COM                  875378101    $ 776   395,918   SH       SOLE      NONE     395,918
Tecumseh Products Company -
 Class A                         CL A                 878895200  $ 3,286   322,133   SH       SOLE      NONE     322,133
Tecumseh Products Company -
 Class B                         CL B                 878895101  $ 4,780   481,374   SH       SOLE      NONE     481,374
Tesoro Corp.                     COM                  881609101  $ 2,609   113,887   SH       SOLE      NONE     113,887
Ultra Petrol Bahamas             COM                  P94398107    $ 622   125,917   SH       SOLE      NONE     125,917
Unifi Inc.                       COM                  904677200  $ 1,034    74,914   SH       SOLE      NONE      74,914
Universal Stainless & Alloy
 Products Inc.                   COM                  913837100  $ 1,878    40,170   SH       SOLE      NONE      40,170
Vestin Realty Mortgage I Inc.    COM                  925490104     $ 31    26,809   SH       SOLE      NONE      26,809
Western Refining Inc.            COM                  959319104  $ 2,007   111,050   SH       SOLE      NONE     111,050
White Mountains Insurance Group  COM                  g9618e107  $ 4,664    11,100   SH       SOLE      NONE      11,100